Statement of Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet Related Disclosures [Abstract]
Common Stock, Par or Stated Value Per Share	$ 14	$ 14
Common Stock, Shares Authorized	4,166,000	4,166,000
Common Stock, Shares, Issued	1,000	1,000
Common Stock, Shares, Outstanding	1,000	1,000
Assets of consolidated variable interest entities that can only be used to settle the liabilities of those VIEs	$ 45,388
Net financing receivables of certain VIEs that can only be used to settle the liabilities of those VIEs	37,120
Investment securities of certain VIEs that can only be used to settle the liabilities of those VIEs	5,320
Nonrecourse Borrowings Of Consolidated Securitization Entities Where VIE Creditors Do Not Have Recourse To Company	28,758
Sum of accumulated other comprehensive income - net	(2,096)	(3,711)
Accumulated other comprehensive income - net attributable to noncontrolling interests	$ (141)	$ (127)